Risk/Return Detail Data - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - USD ($)			12 Months Ended											60 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
		Feb. 28, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2026		Feb. 28, 2026		Feb. 28, 2026		Feb. 28, 2026
FidelitySeriesInternationalCreditFund-PRO | Fidelity Series International Credit Fund | Fidelity Series International Credit Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Annual Return, Inception Date		Jul. 25, 2017
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.23%											0.67%				3.03%	[1]
Annual Return [Percent]				7.23%	8.47%	7.77%	(17.44%)	(0.07%)	8.33%	13.85%	(1.04%)
FidelitySeriesInternationalCreditFund-PRO | Fidelity Series International Credit Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series International Credit Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series International Credit Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 67 % of the average value of its portfolio.
Portfolio Turnover, Rate		67.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt securities of all types and repurchase agreements for those securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in securities of foreign issuers, including securities of issuers located in emerging markets. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in investment-grade debt securities. Allocating investments across different market sectors, countries, and regions, including the United States. Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts. Investing in contingent convertible securities. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		7.91%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(10.02%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesInternationalCreditFund-PRO | Fidelity Series International Credit Fund | After Taxes on Distributions | Fidelity Series International Credit Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.25%											(1.10%)				1.07%	[1]
FidelitySeriesInternationalCreditFund-PRO | Fidelity Series International Credit Fund | After Taxes on Distributions and Sales | Fidelity Series International Credit Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.25%											(0.25%)				1.49%	[1]
FidelitySeriesInternationalCreditFund-PRO | Fidelity Series International Credit Fund | LB427
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD)
Average Annual Return, Percent			6.36%											0.78%				2.67%
FidelitySeriesInternationalCreditFund-PRO | Fidelity Series International Credit Fund | LB135
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent			8.17%											(2.15%)				0.61%
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Fidelity Advisor Multi-Asset Income Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[2]	0.00%
Management Fees (as a percentage of Assets)		0.69%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Acquired Fund Fees and Expenses	[3]	0.16%
Expenses (as a percentage of Assets)		1.12%
Fee Waiver or Reimbursement	[4]	(0.01%)
Net Expenses (as a percentage of Assets)	[3]	1.11%
Expense Example, with Redemption, 1 Year		$ 509
Expense Example, with Redemption, 3 Years		740
Expense Example, with Redemption, 5 Years		991
Expense Example, with Redemption, 10 Years		1,707
Expense Example, No Redemption, 1 Year		509
Expense Example, No Redemption, 3 Years		740
Expense Example, No Redemption, 5 Years		991
Expense Example, No Redemption, 10 Years		$ 1,707
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.21%											6.37%						8.22%
Annual Return [Percent]				13.76%	9.65%	11.43%	(13.08%)	17.40%	16.26%	22.84%	(3.25%)	5.94%	10.55%
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Fidelity Advisor Multi-Asset Income Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[2]	0.00%
Management Fees (as a percentage of Assets)		0.69%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses	[3]	0.16%
Expenses (as a percentage of Assets)		1.11%
Fee Waiver or Reimbursement	[4]	(0.01%)
Net Expenses (as a percentage of Assets)	[3]	1.10%
Expense Example, with Redemption, 1 Year		$ 508
Expense Example, with Redemption, 3 Years		737
Expense Example, with Redemption, 5 Years		986
Expense Example, with Redemption, 10 Years		1,696
Expense Example, No Redemption, 1 Year		508
Expense Example, No Redemption, 3 Years		737
Expense Example, No Redemption, 5 Years		986
Expense Example, No Redemption, 10 Years		$ 1,696
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.28%											6.41%						8.24%
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Fidelity Advisor Multi-Asset Income Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[5]	1.00%
Management Fees (as a percentage of Assets)		0.69%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.02%
Acquired Fund Fees and Expenses	[3]	0.16%
Expenses (as a percentage of Assets)		1.87%
Fee Waiver or Reimbursement	[4]	(0.01%)
Net Expenses (as a percentage of Assets)	[3]	1.86%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 289
Expense Example, with Redemption, 3 Years		586
Expense Example, with Redemption, 5 Years		1,010
Expense Example, with Redemption, 10 Years		1,993
Expense Example, No Redemption, 1 Year		189
Expense Example, No Redemption, 3 Years		586
Expense Example, No Redemption, 5 Years		1,010
Expense Example, No Redemption, 10 Years		$ 1,993
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.01%											6.45%						8.02%
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Fidelity Advisor Multi-Asset Income Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.69%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Acquired Fund Fees and Expenses	[3]	0.16%
Expenses (as a percentage of Assets)		0.87%
Fee Waiver or Reimbursement	[4]	(0.01%)
Net Expenses (as a percentage of Assets)	[3]	0.86%
Expense Example, with Redemption, 1 Year		$ 88
Expense Example, with Redemption, 3 Years		276
Expense Example, with Redemption, 5 Years		481
Expense Example, with Redemption, 10 Years		1,071
Expense Example, No Redemption, 1 Year		88
Expense Example, No Redemption, 3 Years		276
Expense Example, No Redemption, 5 Years		481
Expense Example, No Redemption, 10 Years		$ 1,071
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.11%											7.52%						8.93%
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Fidelity Advisor Multi-Asset Income Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.59%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Acquired Fund Fees and Expenses	[3]	0.16%
Expenses (as a percentage of Assets)		0.77%
Fee Waiver or Reimbursement	[4]	(0.01%)
Net Expenses (as a percentage of Assets)	[3]	0.76%
Expense Example, with Redemption, 1 Year		$ 78
Expense Example, with Redemption, 3 Years		245
Expense Example, with Redemption, 5 Years		427
Expense Example, with Redemption, 10 Years		953
Expense Example, No Redemption, 1 Year		78
Expense Example, No Redemption, 3 Years		245
Expense Example, No Redemption, 5 Years		427
Expense Example, No Redemption, 10 Years		$ 953
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.23%											7.62%		9.90%	[6]
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Multi-Asset Income Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Multi-Asset Income Fund seeks to provide a combination of income and capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 225 % of the average value of its portfolio.
Portfolio Turnover, Rate		225.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in a combination of debt securities and income-producing equity securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Allocating the fund's assets among equity and debt securities, including common and preferred stock, investment-grade debt securities, lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), floating rate securities, and convertible securities. Investing in domestic and foreign issuers. Allocating assets across different market sectors and maturities. Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments. Adjusting allocation among asset classes to take advantage of short-term market opportunities and strategic, longer-term opportunities.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		11.09%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(13.94%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | After Taxes on Distributions | Fidelity Advisor Multi-Asset Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			7.73%											4.97%						6.74%
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Multi-Asset Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.55%											4.39%						5.93%
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | F1878
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index
Average Annual Return, Percent			12.64%											6.99%						8.50%
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%											(0.36%)						2.01%
FidelityIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Intermediate Municipal Income Fund | Fidelity Advisor Intermediate Municipal Income Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[7]	0.00%
Management Fees (as a percentage of Assets)		0.26%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.19%
Expenses (as a percentage of Assets)		0.70%
Fee Waiver or Reimbursement	[8]	(0.02%)
Net Expenses (as a percentage of Assets)		0.68%
Expense Example, with Redemption, 1 Year		$ 467
Expense Example, with Redemption, 3 Years		612
Expense Example, with Redemption, 5 Years		771
Expense Example, with Redemption, 10 Years		1,233
Expense Example, No Redemption, 1 Year		467
Expense Example, No Redemption, 3 Years		612
Expense Example, No Redemption, 5 Years		771
Expense Example, No Redemption, 10 Years		$ 1,233
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.52%											0.13%						1.55%
Annual Return [Percent]				4.71%	0.96%	5.28%	(6.65%)	0.91%	4.11%	6.20%	0.88%	4.25%	(0.34%)
FidelityIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Intermediate Municipal Income Fund | Fidelity Advisor Intermediate Municipal Income Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[7]	0.00%
Management Fees (as a percentage of Assets)		0.26%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.15%
Expenses (as a percentage of Assets)		0.66%
Fee Waiver or Reimbursement	[8]	(0.01%)
Net Expenses (as a percentage of Assets)		0.65%
Expense Example, with Redemption, 1 Year		$ 464
Expense Example, with Redemption, 3 Years		601
Expense Example, with Redemption, 5 Years		752
Expense Example, with Redemption, 10 Years		1,188
Expense Example, No Redemption, 1 Year		464
Expense Example, No Redemption, 3 Years		601
Expense Example, No Redemption, 5 Years		752
Expense Example, No Redemption, 10 Years		$ 1,188
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.55%											0.17%						1.59%
FidelityIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Intermediate Municipal Income Fund | Fidelity Advisor Intermediate Municipal Income Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[9]	1.00%
Management Fees (as a percentage of Assets)		0.26%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.16%
Expenses (as a percentage of Assets)		1.42%
Fee Waiver or Reimbursement		(0.00%)
Net Expenses (as a percentage of Assets)		1.42%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 245
Expense Example, with Redemption, 3 Years		449
Expense Example, with Redemption, 5 Years		776
Expense Example, with Redemption, 10 Years		1,506
Expense Example, No Redemption, 1 Year		145
Expense Example, No Redemption, 3 Years		449
Expense Example, No Redemption, 5 Years		776
Expense Example, No Redemption, 10 Years		$ 1,506
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.94%											0.23%						1.36%
FidelityIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Intermediate Municipal Income Fund | Fidelity Advisor Intermediate Municipal Income Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.26%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.19%
Expenses (as a percentage of Assets)		0.45%
Fee Waiver or Reimbursement	[8]	(0.01%)
Net Expenses (as a percentage of Assets)		0.44%
Expense Example, with Redemption, 1 Year		$ 45
Expense Example, with Redemption, 3 Years		143
Expense Example, with Redemption, 5 Years		251
Expense Example, with Redemption, 10 Years		566
Expense Example, No Redemption, 1 Year		45
Expense Example, No Redemption, 3 Years		143
Expense Example, No Redemption, 5 Years		251
Expense Example, No Redemption, 10 Years		$ 566
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.96%											1.20%						2.21%
FidelityIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Intermediate Municipal Income Fund | Fidelity Advisor Intermediate Municipal Income Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.26%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.06%
Expenses (as a percentage of Assets)		0.32%
Fee Waiver or Reimbursement	[8]	(0.01%)
Net Expenses (as a percentage of Assets)		0.31%
Expense Example, with Redemption, 1 Year		$ 32
Expense Example, with Redemption, 3 Years		102
Expense Example, with Redemption, 5 Years		178
Expense Example, with Redemption, 10 Years		404
Expense Example, No Redemption, 1 Year		32
Expense Example, No Redemption, 3 Years		102
Expense Example, No Redemption, 5 Years		178
Expense Example, No Redemption, 10 Years		$ 404
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.09%											1.33%		2.65%	[10]
FidelityIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Intermediate Municipal Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Intermediate Municipal Income Fund /Fidelity Advisor® Intermediate Municipal Income Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Intermediate Municipal Income Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Apr. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15 % of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Normally maintaining a dollar-weighted average maturity between three and 10 years. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		5.97%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(5.21%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Intermediate Municipal Income Fund | After Taxes on Distributions | Fidelity Advisor Intermediate Municipal Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			0.52%											0.12%						1.53%
FidelityIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Intermediate Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Intermediate Municipal Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.32%											0.55%						1.65%
FidelityIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Intermediate Municipal Income Fund | IXWQ5
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Average Annual Return, Percent			5.30%											1.10%						2.34%
FidelityIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Intermediate Municipal Income Fund | F0083
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Intermediate Municipal Income Linked Index℠
Average Annual Return, Percent			5.30%											1.18%						2.28%
FidelityIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Intermediate Municipal Income Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%											0.80%						2.34%
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund | Fidelity Multi-Asset Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.65%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Acquired Fund Fees and Expenses	[11]	0.16%
Expenses (as a percentage of Assets)		0.83%
Fee Waiver or Reimbursement	[12]	(0.01%)
Net Expenses (as a percentage of Assets)	[11]	0.82%
Expense Example, with Redemption, 1 Year		$ 84
Expense Example, with Redemption, 3 Years		264
Expense Example, with Redemption, 5 Years		459
Expense Example, with Redemption, 10 Years		$ 1,024
Annual Return, Inception Date		Mar. 28, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.08%											7.55%		9.83%	[13]
Annual Return [Percent]				14.08%	9.96%	11.72%	(12.83%)	17.80%	16.55%	23.14%
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Multi-Asset Income Fund /Fidelity® Multi-Asset Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Multi-Asset Income Fund seeks to provide a combination of income and capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 225 % of the average value of its portfolio.
Portfolio Turnover, Rate		225.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in a combination of debt securities and income-producing equity securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Allocating the fund's assets among equity and debt securities, including common and preferred stock, investment-grade debt securities, lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), floating rate securities, and convertible securities. Investing in domestic and foreign issuers. Allocating assets across different market sectors and maturities. Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments. Adjusting allocation among asset classes to take advantage of short-term market opportunities and strategic, longer-term opportunities.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		11.14%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(13.88%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund | After Taxes on Distributions | Fidelity Multi-Asset Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.41%											6.02%		8.40%	[13]
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund | After Taxes on Distributions and Sales | Fidelity Multi-Asset Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.43%											5.27%		7.29%	[13]
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund | F1878
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index
Average Annual Return, Percent			12.64%											6.99%		8.68%
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%											(0.36%)		2.01%
FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO | Fidelity Series International Developed Markets Bond Index Fund | Fidelity Series International Developed Markets Bond Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.01%
Fee Waiver or Reimbursement	[14],[15]	(0.00%)
Net Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		2
Expense Example, with Redemption, 10 Years		$ 9
Annual Return, Inception Date		Aug. 31, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.65%											(0.98%)	[16]
Annual Return [Percent]				1.65%	2.91%	7.99%	(13.79%)
FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO | Fidelity Series International Developed Markets Bond Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series International Developed Markets Bond Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series International Developed Markets Bond Index Fund seeks to provide a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2029
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27 % of the average value of its portfolio.
Portfolio Turnover, Rate		27.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt securities included in the Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD). The Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD) is a multi-currency benchmark that includes fixed-rate treasury securities from developed markets issuers while excluding USD denominated debt. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD) using a smaller number of securities. Hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.62%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(5.42%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO | Fidelity Series International Developed Markets Bond Index Fund | After Taxes on Distributions | Fidelity Series International Developed Markets Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			0.02%											(2.10%)	[16]
FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO | Fidelity Series International Developed Markets Bond Index Fund | After Taxes on Distributions and Sales | Fidelity Series International Developed Markets Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.97%											(1.21%)	[16]
FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO | Fidelity Series International Developed Markets Bond Index Fund | LB135
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent			8.17%											(1.94%)
FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO | Fidelity Series International Developed Markets Bond Index Fund | IXW82
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD)
Average Annual Return, Percent			1.64%											(0.84%)
FidelityIntermediateMunicipalIncomeFund-RetailPRO | Fidelity Intermediate Municipal Income Fund | Fidelity Intermediate Municipal Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.26%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.13%
Expenses (as a percentage of Assets)		0.39%
Fee Waiver or Reimbursement	[17]	(0.02%)
Net Expenses (as a percentage of Assets)		0.37%
Expense Example, with Redemption, 1 Year		$ 38
Expense Example, with Redemption, 3 Years		123
Expense Example, with Redemption, 5 Years		216
Expense Example, with Redemption, 10 Years		$ 490
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.04%											1.27%						2.29%
Annual Return [Percent]				5.04%	1.37%	5.51%	(6.27%)	1.14%	4.54%	6.55%	1.19%	4.48%	(0.01%)
FidelityIntermediateMunicipalIncomeFund-RetailPRO | Fidelity Intermediate Municipal Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Intermediate Municipal Income Fund /Fidelity® Intermediate Municipal Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Intermediate Municipal Income Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Apr. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15 % of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Normally maintaining a dollar-weighted average maturity between three and 10 years. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.06%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(5.05%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityIntermediateMunicipalIncomeFund-RetailPRO | Fidelity Intermediate Municipal Income Fund | After Taxes on Distributions | Fidelity Intermediate Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.03%											1.26%						2.26%
FidelityIntermediateMunicipalIncomeFund-RetailPRO | Fidelity Intermediate Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Intermediate Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.16%											1.50%						2.31%
FidelityIntermediateMunicipalIncomeFund-RetailPRO | Fidelity Intermediate Municipal Income Fund | IXWQ5
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Average Annual Return, Percent			5.30%											1.10%						2.34%
FidelityIntermediateMunicipalIncomeFund-RetailPRO | Fidelity Intermediate Municipal Income Fund | F0083
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Intermediate Municipal Income Linked Index℠
Average Annual Return, Percent			5.30%											1.18%						2.28%
FidelityIntermediateMunicipalIncomeFund-RetailPRO | Fidelity Intermediate Municipal Income Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%											0.80%						2.34%
Document Type		485BPOS
Registrant Name		Fidelity School Street Trust

[1]	A From July 25, 2017 .
[2]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[3]
A Includes interest expense of certain underlying Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses after fee waiver and/or expense reimbursement are 0.98%, 0.97%, 1.73%, 0.73%, and 0.63% for Class A, Class M, Class C, Class I, and Class Z, respectively .

[4]
B The fund may invest in a business development company (BDC) advised by Fidelity Management & Research Company LLC (FMR) or its affiliates. FMR has contractually agreed to waive its management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in such BDC. This arrangement is in effect through April 30, 2027. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[5]	B On Class C shares redeemed less than one year after purchase.
[6]	A From October 2, 2018 .
[7]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.

[8]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A , Class M, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.68% , 0.65%, 0.44%, and 0.31% (the Expense Caps). If at any time during the current fiscal year expenses for Class A , Class M, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through April 30, 2027 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[9]	B On Class C shares redeemed less than one year after purchase.
[10]	A From October 2, 2018 .
[11]
A Includes interest expense of certain underlying   Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses after fee waiver and/or expense reimbursement are 0.69%.

[12]
B The fund may invest in a business development company (BDC) advised by Fidelity Management & Research Company LLC (FMR) or its affiliates. FMR has contractually agreed to waive its management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in such BDC. This arrangement is in effect through April 30, 2027. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[13]	A From March 28, 2018 .
[14]	B Fee waiver and/or expense reimbursement represents less than 0.005%. Total annual operating expenses after fee waiver and/or expense reimbursement does not sum due to rounding.
[15]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, fees and expenses of the Independent Trustees, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.003% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through April 30, 2029 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[16]	A From August 31, 2021 .
[17]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.37% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through April 30, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.